Consolidated Statements of Operations and of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended				6 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021		Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Research and development expenses	$ 2,792	$ 2,285	$ 2,018	$ 1,783	$ 4,427	$ 2,910		$ 7,219	$ 4,928	$ 7,594	$ 2,491	$ 166
Marketing expenses	467	908	267	285	1,959	605		2,426	872	1,628	506	0
General and administrative expenses	1,295	1,569	1,802	1,399	3,687	4,159		4,982	5,961	8,010	5,380	256
Public listing expenses										0	10,164	0
Operating loss	4,554	4,762	4,087	3,467	10,073	7,674		14,627	11,761	17,232	18,541	422
Financing income	(2,196)	(678)	(130)	(24)	(1,062)	(401)		(3,258)	(457)	(509)	(110)	0
Financing expenses	117	85	15	664	145	493		262	434	1,299	93	1
Total financing (income) expenses	(2,079)	(593)	(115)	640	(917)	92		(2,996)	(23)	790	(17)	1
Loss for the period	2,475	4,169	3,972	4,107	9,156	7,766	[1]	11,631	11,738	18,022	18,524	423
Capital reserve for financial assets at fair value that will not be transferred to profit or loss										0	334	0
Currency translation differences loss (income) that might be transferred to profit or loss over ILS	(25)	1,811	(163)	(898)	2,326	(293)		2,301	(456)	(1,942)	(758)	(22)
Currency translation differences loss (income) that might be transferred to profit or loss over EUR	898	600	501	33	847	216		1,745	717	1,447	0	0
Total comprehensive loss for the period	$ 3,348	$ 6,580	$ 4,310	$ 3,242	$ 12,329	$ 7,689		$ 15,677	$ 11,999	$ 17,527	$ 18,100	$ 401
Loss per ordinary share, no par value (USD)
Basic and diluted loss per share (USD)	$ 0.017	$ 0.033	$ 0.032	$ 0.033	$ 0.072	$ 0.072		$ 0.088	$ 0.104	$ 0.155	$ 0.308	$ 0.022
Weighted-average number of shares outstanding - basic and diluted (shares)	145,116,113	126,533,200	124,048,833	123,665,142	126,385,924	107,189,837		132,652,822	112,891,686	115,954,501	60,112,197	19,484,478

[1]	Reclassified